Stated Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Stated capital	Stated capital

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Balance at beginning of the year	3,871.5	3,871.5
Acquisition of treasury shares[1]	(36.3)	—
Issue of treasury shares to employees[1]	9.6	—
Balance at end of the year	3,844.8	3,871.5

	Number of shares in issue	Number of shares in issue

In issue at 1 January	895,024,247	893,540,813
Exercise of employee share options	—	1,483,434
Acquisition of treasury shares[1]	(1,089,671)	—
Issue of treasury shares to employees[1]	483,964	—
In issue, net of treasury shares at 31 December[2]	894,418,540	895,024,247
Authorised[2]	2,000,000,000	2,000,000,000
[1]Treasury shares amounting to 1,089,671 were purchased by the Group at an average price paid of US$33.52 and a portion was issued to participants upon vesting of employee share options in 2025.
[2]Share capital comprises no par value shares.
Authorised and issued
Holders of shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.
In terms of the general authority granted by shareholders at the AGM on 28 May 2025, the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time at that date, after setting aside so many ordinary shares as may be required to be allotted and issued pursuant to the share incentive schemes. This authority expires at the next Annual General Meeting where shareholders will be asked to place under the control of the Directors the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time.
In terms of the JSE Listings Requirements, shareholders may, subject to certain conditions, authorise the Directors to issue the shares held under their control for cash, other than by means of a rights offer, to shareholders. In order that the Directors of the
Company may be placed in a position to take advantage of favourable circumstances which may arise for the issue of such shares for cash, without restriction, for the benefit of the Company, shareholders will be asked to consider a special resolution to this effect at the forthcoming AGM.
Repurchase of shares
During 2025, the Company exercised the general authority granted at the AGM held on 28 May 2025 to buy back shares from its issued ordinary stated capital. Treasury shares totalling 1,089,671 were bought during 2025 and 483,964 were issued to participants upon vesting of the employee share options.
In addition, the Company will implement a share buy-back programme during the 2026 financial year, subject to prevailing market conditions and applicable regulatory requirements. Refer note 40 for further details.
Currently, the number of ordinary shares that may be bought back in any one financial year may not exceed 5% of the issued ordinary share capital as of 28 May 2025. At the next AGM, shareholders will be asked to renew the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.
Beneficial shareholding
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2025:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)[1]	180,381,384	20.15%
[1]The only transactions between Gold Fields and Public Investment Corporation related to dividends paid.